Stockholders' Equity (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Options, Outstanding beginning of period (in shares)	946,281
Options, granted (in shares)	354,027
Options, exercised (in shares)	(3,761)
Options, forfeited (in shares)	(8,610)
Options, cancelled (in shares)	(23,592)
Options, Outstanding end of period (in shares)	1,264,345
Options, exercisable ending of period (in shares)	915,627
Options, Outstanding, Weighted Average Exercise Price, beginning of period (in dollars per share)	$ 3.07
Options, Weighted Average Exercise Price, granted (in dollars per share)	$ 4.29
Options, Weighted Average Exercise Price, exercised (in dollars per share)	$ 2.81
Options, Weighted Average Exercise Price, forfeited (in dollars per share)	$ 5.53
Options, Weighted Average Exercise Price, cancelled (in dollars per share)	$ 11.25
Options, Outstanding, Weighted Average Exercise Price, end of period (in dollars per share)	$ 3.25
Options, Weighted Average Exercise Price, exercisable end of period (in dollars per share)	$ 2.84